Statutory Prospectus Supplement dated July 26, 2021
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for the Fund listed below:
Invesco Emerging Markets Local Debt Fund
This supplement amends the Statutory Prospectus of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.
The table appearing under the heading “Financial Highlights” in the prospectus is replaced in its entirety as set forth below.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000's omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)	Ratio of net investment income to average net assets	Portfolio turnover (d)
Class A
Year ended 10/31/20	$6.99	$0.24	$(0.45)	$(0.21)	$(0.07)	$(0.18)	$(0.25)	$6.53	(3.01)%(e)	$36,680	1.15%(e)(f)	1.28%(e)(f)	3.57%(e)(f)	50%
Five months ended 10/31/19	6.68	0.16	0.30	0.46	(0.09)	(0.06)	(0.15)	6.99	6.99	48,921	1.15(g)	1.32(g)	5.66(g)	21
Year ended 05/31/19	7.02	0.39	(0.34)	0.05	(0.18)	(0.21)	(0.39)	6.68	0.85	44,188	1.16	1.27	5.82	67
Year ended 05/31/18	7.38	0.42	(0.36)	0.06	(0.40)	(0.02)	(0.42)	7.02	0.62	55,015	1.15	1.29	5.60	48
Year ended 05/31/17	7.17	0.44	0.45	0.89	—	(0.68)	(0.68)	7.38	13.03	44,710	1.24	1.44	6.03	87
Year ended 05/31/16	7.80	0.53	(0.65)	(0.12)	—	(0.51)	(0.51)	7.17	(1.29)	47,515	1.25	1.51	7.37	108

Class C
Year ended 10/31/20	6.99	0.18	(0.45)	(0.27)	(0.05)	(0.14)	(0.19)	6.53	(3.83)	11,457	2.00(f)	2.04(f)	2.72(f)	50
Five months ended 10/31/19	6.68	0.14	0.30	0.44	(0.08)	(0.05)	(0.13)	6.99	6.61	15,332	2.00(g)	2.08(g)	4.81(g)	21
Year ended 05/31/19	7.02	0.33	(0.34)	(0.01)	(0.15)	(0.18)	(0.33)	6.68	(0.14)	16,488	2.01	2.04	4.97	67
Year ended 05/31/18	7.38	0.36	(0.36)	—	(0.34)	(0.02)	(0.36)	7.02	(0.09)	19,932	2.00	2.05	4.75	48
Year ended 05/31/17	7.17	0.38	0.46	0.84	—	(0.63)	(0.63)	7.38	12.18	13,633	2.00	2.24	5.27	87
Year ended 05/31/16	7.80	0.46	(0.63)	(0.17)	—	(0.46)	(0.46)	7.17	(2.03)	8,183	2.00	2.38	6.38	108

Class R
Year ended 10/31/20	6.99	0.21	(0.45)	(0.24)	(0.06)	(0.16)	(0.22)	6.53	(3.35)	2,195	1.50(f)	1.54(f)	3.22(f)	50
Five months ended 10/31/19	6.68	0.15	0.30	0.45	(0.09)	(0.05)	(0.14)	6.99	6.84	2,588	1.50(g)	1.58(g)	5.31(g)	21
Year ended 05/31/19	7.02	0.36	(0.34)	0.02	(0.17)	(0.19)	(0.36)	6.68	0.50	2,603	1.51	1.54	5.47	67
Year ended 05/31/18	7.38	0.39	(0.36)	0.03	(0.37)	(0.02)	(0.39)	7.02	0.27	2,935	1.50	1.55	5.25	48
Year ended 05/31/17	7.17	0.42	0.45	0.87	—	(0.66)	(0.66)	7.38	12.74	2,023	1.50	1.73	5.77	87
Year ended 05/31/16	7.80	0.51	(0.65)	(0.14)	—	(0.49)	(0.49)	7.17	(1.54)	1,550	1.50	1.87	7.01	108

Class Y
Year ended 10/31/20	7.00	0.25	(0.45)	(0.20)	(0.07)	(0.19)	(0.26)	6.54	(2.80)	92,205	0.95(f)	1.04(f)	3.77(f)	50
Five months ended 10/31/19	6.68	0.17	0.31	0.48	(0.10)	(0.06)	(0.16)	7.00	7.24	162,754	0.95(g)	1.08(g)	5.86(g)	21
Year ended 05/31/19	7.03	0.40	(0.35)	0.05	(0.19)	(0.21)	(0.40)	6.68	0.91	143,684	0.96	1.03	6.02	67
Year ended 05/31/18	7.38	0.44	(0.35)	0.09	(0.41)	(0.03)	(0.44)	7.03	0.96	162,875	0.95	1.04	5.80	48
Year ended 05/31/17	7.17	0.46	0.45	0.91	—	(0.70)	(0.70)	7.38	13.35	50,516	0.95	1.22	6.33	87
Year ended 05/31/16	7.79	0.54	(0.63)	(0.09)	—	(0.53)	(0.53)	7.17	(0.87)	3,437	0.95	1.35	7.48	108

Class R5
Year ended 10/31/20	6.99	0.25	(0.45)	(0.20)	(0.07)	(0.19)	(0.26)	6.53	(2.74)	10	0.90(f)	0.93(f)	3.82(f)	50
Five months ended 10/31/19	6.67	0.17	0.31	0.48	(0.10)	(0.06)	(0.16)	6.99	7.27	11	0.90(g)	1.00(g)	5.91(g)	21
Period ended 05/31/19(h)	6.63	0.00(i)	0.04	0.04	(0.00)(i)	(0.00)(i)	(0.00)(i)	6.67	0.64	10	0.85(g)	0.85(g)	6.13(g)	67

Class R6
Year ended 10/31/20	6.99	0.26	(0.45)	(0.19)	(0.07)	(0.20)	(0.27)	6.53	(2.72)	4,222	0.85(f)	0.93(f)	3.87(f)	50
Five months ended 10/31/19	6.67	0.17	0.31	0.48	(0.10)	(0.06)	(0.16)	6.99	7.29	22,887	0.85(g)	0.95(g)	5.96(g)	21
Year ended 05/31/19	7.02	0.41	(0.35)	0.06	(0.19)	(0.22)	(0.41)	6.67	1.01	8,604	0.86	0.91	6.12	67
Year ended 05/31/18	7.37	0.44	(0.35)	0.09	(0.41)	(0.03)	(0.44)	7.02	1.05	7,601	0.85	0.87	5.90	48
Year ended 05/31/17	7.16	0.46	0.46	0.92	—	(0.71)	(0.71)	7.37	13.47	8,089	0.85	1.03	6.42	87
Year ended 05/31/16	7.79	0.54	(0.63)	(0.09)	—	(0.54)	(0.54)	7.16	(0.91)	2,325	0.85	1.11	7.57	108

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the five months ended October 31, 2019 and the years ended May 31, 2019, 2018, 2017, and 2016, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended October 31, 2020.
(f)	Ratios are based on average daily net assets (000’s omitted) of $43,061, $13,561, $2,298, $123,093, $10 and $17,669 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(g)	Annualized.
(h)	For the period from after the close of business on May 24, 2019 (inception of offering) to May 31, 2019.
(i)	Amount represents less than 0.005%.
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